Note 9 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Text Block]
9.    SHORT-TERM BORROWINGS

The year ended December 31 outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2012	2011	2010

Balance at year-end	$6,538	$7,392	$7,632
Average balance outstanding	7,005	7,276	7,320
Maximum month-end balance	7,458	7,552	8,178
Weighted-average rate at year-end	2.97%	3.14%	3.10%
Weighted-average rate during the year	3.15%	3.23%	3.40%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a $4,000,000 line of credit at an adjustable rate, currently 3.71 percent, and a $3,000,000 line of credit at an adjustable rate, currently at 4.00 percent. At December 31, 2012, 2011, and 2010, outstanding borrowings under these lines were $4,900,000, $5,700,000, and $5,700,000, respectively.